Common Stock and Paid-in Capital in Excess of Par	9 Months Ended
Sep. 30, 2012
Stockholders' Equity
Common Stock and Paid-in Capital in Excess of Par

3.                          Common Stock and Paid-in Capital in Excess of Par

During the nine months ended September 30, 2012, the Company issued shares of common stock as follows:

	Preferred Stock		Common Stock		Paid-in Capital in
	Shares	Amount	Shares	Amount	Excess of Par

Balance, January 1, 2012	1	$—	155,150	$16	$42,326,320

Sale of common stock, net of offering costs of $94,648 (1)	—	—	53,241	5	1,055,348
Stock-based compensation	—	—	—	—	40,350
Reverse split fractional share payment	—	—	(184)	—	(1,685)

Balance, September 30, 2012	1	$—	208,207	$21	$43,420,333

(1) The stock issuance is further discussed in Note 2, “Liquidity and Capital Resources”